Prior commitment to merge IUDU Compania Financiera S.A. and Automatic Card S.A with Banco Supervielle S.A.	12 Months Ended
Dec. 31, 2022
Prior commitment to merge IUDU Compania Financiera S.A. and Automatic Card S.A with Banco Supervielle S.A.
Prior commitment to merge IUDU Compania Financiera S.A. and Automatic Card S.A with Banco Supervielle S.A.

33. Prior commitment to merge IUDÚ Compañía Financiera S.A. and Tarjeta Automática S.A with Banco Supervielle S.A.

On December 14, 2022, the board of directors of Banco Supervielle S.A. accepted a merge commitment by absorption, as absorbing company, with IUDÚ Compañía Financiera S.A. and Tarjeta Automática S.A., as absorbed companies.

The absorption of these two companies will make it possible to offer services to the consumer financing segment in a much more efficient manner, simplifying the corporate structure and completing the integration that began in September 2022 with the migration of clients and the IUDU financing portfolio to the Bank. Customers who have IUDU accounts will be able to maintain a 100% digital experience while having the rest of the Bank's service channels available.

Said decision is subject to the definitive approval of the Shareholders meeting and the approval by the Central Bank of the Argentine Republic.